LEASES - ATENTO BRASIL SA (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Sale leaseback amount	$ 142,705	$ 137,842